Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 6,985,841	$ 8,164,080
Restricted cash		1,538,462	2,192,015
Accounts receivable, net		5,323,836	12,802,626
Contract assets, net		397,729	1,057,671
Prepayments and other current assets, net		68,911	67,822
Total current assets		14,368,488	24,396,402
Non-current assets
Property, plant, and equipment, net		113,407	127,386
Right-of-use assets		78,782	130,134
Prepayments for the acquisition of office premises		1,014,208
Total non-current assets		1,206,397	257,520
TOTAL ASSETS		15,574,885	24,653,922
Current Liabilities
Accounts payable		3,977,765	11,307,340
Contract liabilities		488	1,525
Other payables and accrued liabilities		283,548	445,333
Provisions for compensation and penalty			1,574,240
Tax payables		17,465	17,465
Lease liabilities – current		79,342	101,947
Dividend payables		54,821	54,821
Total current liabilities		4,533,393	13,831,056
Non-current liability
Lease liabilities – non-current			29,378
Total non-current liability			29,378
TOTAL LIABILITIES		4,533,393	13,860,434
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, par value $0.0008 per share, 500,000,000 shares authorized; 3,247,117 issued and outstanding as ofDecember 31, 2024 and June 30, 2025, respectively*	[1]	2,598	2,598
Additional paid-in capital		11,238,731	10,575,529
Retained earnings (Accumulated losses)		(283,531)	133,277
Accumulated other comprehensive loss		(41,439)	(41,439)
Total shareholders’ equity		10,916,359	10,669,965
Non-controlling interest		125,133	123,523
TOTAL EQUITY		11,041,492	10,793,488
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		15,574,885	24,653,922
Related Party
Current assets
Accounts receivable – related parties		53,709	112,188
Current Liabilities
Accounts payable – related parties		74,964	221,098
Amounts due to related parties		$ 45,000	$ 107,287

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.